Jamestown Equity Fund
THE JAMESTOWN EQUITY FUND
What is the Fund’s investment objective?
The investment objective of The Jamestown Equity Fund is long-term growth of capital.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of The Jamestown Equity Fund.
Shareholder Fees	Jamestown Equity Fund Jamestown Equity Fund Shares
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Jamestown Equity Fund Jamestown Equity Fund Shares
Management Fees	0.65%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.03%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Jamestown Equity Fund | Jamestown Equity Fund Shares | USD ($)	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Jamestown Equity Fund seeks to achieve its objective by investing in a diversified portfolio composed primarily of domestic equity securities. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including exchange-traded funds (“ETFs”) and preferred stocks, convertible preferred stocks and convertible bonds that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by Lowe, Brockenbrough & Company, Inc. (the “Advisor”) to be of comparable quality. The Fund may invest in shares of ETFs if the Advisor believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional mutual funds in that their shares are listed on a securities exchange and can be traded intraday.

The Fund seeks financially strong, relatively large companies that offer above average earnings and relatively modest valuations. The Advisor uses a multi-factor screening process within a defined universe comprised of the stocks in the S&P 500 Index and the 50 largest capitalization stocks in the S&P 400 MidCap Index. The process emphasizes securities with the most compelling earnings and valuation profiles based upon a variety of characteristics, including, but not limited to, earnings momentum, earnings volatility, earnings estimate revisions, earnings surprises and free cash flow yield. The Fund will invest in a variety of companies, industries and economic sectors. A security may be sold when it no longer meets the Advisor’s investment criteria, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

What are the principal risks of investing in the Fund?

The Jamestown Equity Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Management Risk. The Advisor’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Equity Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126.

The Fund’s 2018 year-to-date return through June 30, 2018 is 0.04%.

During the periods shown in the bar chart, the highest return for a quarter was 12.78% during the quarter ended March 31, 2012 and the lowest return for a quarter was -20.50% during the quarter ended December 31, 2008.

Average Annual Total Returns For Periods Ended December 31, 2017:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Jamestown Equity Fund	1 Year	5 Years	10 Years
Jamestown Equity Fund Shares	19.75%	12.94%	6.11%
Jamestown Equity Fund Shares | After Taxes on Distributions	17.80%	10.95%	5.07%
Jamestown Equity Fund Shares | After Taxes on Distributions and Sales	12.62%	10.03%	4.75%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%